Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earning per shares basic and diluted
The following table sets forth the computation of basic
 and diluted
net
loss per share for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019

	RMB	RMB	RMB
Numerator:
Net loss	(163,932)	(209,295)	(601,455)
Net loss/(income) attributable to non-controlling interests shareholders	30,355	385	(48)
Accretions of preferred shares to redemption value (Note 12 )	—	(30,311)	(35,893)

Net loss attributable to ordinary shareholders of the Company	(133,577)	(239,221)	(637,396)

Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	65,387,160	85,346,790	95,445,982
Weighted average number of ordinary shares/ADSs outstanding, diluted	65,387,160	85,346,790	95,445,982
Net loss per share /ADS , basic	(2.04)	(2.80)	(6.68)
Net loss per share /ADS , diluted	(2.04)	(2.80)	(6.68)